Stock-Based Compensation - Schedule of Stock Option Activity (Details) - $ / shares				1 Months Ended	9 Months Ended
	Feb. 14, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 13, 2024	Sep. 30, 2024
Schedule of Stock Option Activity [Abstract]
Outstanding Shares, Balance		504	1,138,110		26,575
Weighted Average Exercise Price Per Share, Balance		$ 418.92	$ 0.29		$ 163
Weighted Average Remaining Contractual Life (in years), Balance		6 years 10 months 9 days	8 years 2 months 4 days		9 years 6 months 3 days
Outstanding Shares, Options granted					50,397
Weighted Average Exercise Price Per Share, Options granted					$ 168
Outstanding Shares, Options cancelled				(504)	(23,822)
Weighted Average Exercise Price Per Share, Options cancelled				$ 418.92	$ 173